Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of operating lease additional information	The operating lease expense was recorded in cost and expenses on the consolidated statements of operations.

	For the years ended December 31
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	81,958	116,523
Non-cash right-of-use assets obtained in exchange for new lease obligations:
Operating leases	85,924	254,745
Weighted average remaining lease term
Operating leases	2.16	1.95
Weighted average discount rate
Operating leases	5.37%	5.95%

Summary of future minimum payments under operating leases
As of December 31, 2024, the Group has no significant lease contract that has been entered into but not yet commenced, and the future minimum payments under operating leases were as follows:

Amounts
RMB
2025	146,392
2026	106,850
2027 and thereafter	20,259
Less: imputed interest	16,425

Total	257,076